                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [  ]; Amendment Number:  ____
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                                 441 Vine Street
                             Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

_/s/ John M. Stein_____________________  Cincinnati, Ohio  May 2, 2007


Report Type (Check only one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                -0-
                                             --------
Form 13F Information Table Entry Total:            56
                                             --------
Form 13F Information Table Value Total:      $190,607
                  (thousands)

List of Other Included Managers:            None



Column 1                         Column 2  Column 3  Column 4    Column 5              Column 6  Column 7    Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                 Title                                      SH\  PUT\  Inv.    Oth
Name of Issuer                   of Class  CUSIP     FMV (000's) SH or PRN  PRN  CALL  Discr.  Mgrs   Sole   Shared       None
------------------------------------------------------------------------------------------------------------------------------------


AERCAP HOLDINGS NV               SHS       N00985106     6,652     228,497  SH     Sole               228,497
AIRCASTLE LTD                    Common    G0129K104     5,647     159,603  SH     Sole               159,603
ALLIANCE BANK CORP               Common    18535104        945      61,137  SH     Sole                61,137     -         -
AMERISERV                        Common    03074A102    10,442   2,180,000  SH     Sole             2,180,000
ARCH CAP GROUP LTD               Ord       G0450A105     6,873     100,760  SH     Sole               100,760
ARES CAPITAL CORP                Common    04010L103     3,634     200,000  SH     Sole               200,000
BANC OF AMERICA CORP             Common    60505104      6,084     119,274  SH     Sole               119,274
BANCORP INC DEL                  Common    05969A105     4,164     160,146  SH     Sole               160,146
BANKFINANCIAL CORP               Common    06643P104     1,426      87,633  SH     Sole                87,633     -         -
BANK MUTUAL CORP                 Common    63750103      2,289     201,304  SH     Sole               201,304
BEVERLY NATIONAL CORP            Common    88115100      1,093      50,474  SH     Sole                50,474
BNCCORP INC                      Common    55936108      5,563     337,500  SH     Sole               337,500
BROOKFIELD ASSET MANAGEMENT      Cl A Ltd  112585104     7,533     144,139  SH     Sole               144,139     -         -
CARREKER CORPORATION             Common    144433109       662      82,483  SH     Sole                82,483
CENTENNIAL BK HLDGS INC          Common    151345303     2,806     324,400  SH     Sole               324,400
CITIZENS CMNTY BANCORP           Common    174903104     2,254     237,805  SH     Sole               237,805
CIVITAS BANKGROUP INC            Common    178871109     8,391     902,303  SH     Sole               902,303
COMMONWEALTH BANKSHARES INC      Common    202736104     9,781     435,659  SH     Sole               435,659
CONNECTICUT BANK & TRUST CO      Common    207546102     1,112     138,320  SH     Sole               138,320     -         -
DIME BANCORP INC NEW             Common    25429Q110        37     215,656  SH     Sole               215,656
ECB BANCORP INC                  Common    268253101     1,830      54,618  SH     Sole                54,618
EMPLOYERS HOLDINGS INC           Common    292218104     1,995      99,658  SH     Sole                99,658
ENSTAR GROUP INC GA              Common    29358R107     3,325      33,711  SH     Sole                33,711
FIRST CMNTY BK CORP AMER         Common    31985E202     1,571      82,687  SH     Sole                82,687
FIRST FRANKLIN CORP              Common    320372107       986      55,566  SH     Sole                55,566
FIRST KEYSTONE FINL INC          Common    320655103     4,364     221,515  SH     Sole               221,515
FIRST MERCURY FINANCIAL CORP     Common    320841109     2,888     140,511  SH     Sole               140,511
GENESIS LEASE LTD                ADR       37183T107     2,353      89,969  SH     Sole                89,969
HANMI FINANCIAL                  Common    410495105       310      16,275  SH     Sole                16,275
K FED BANCORP                    Common    48246S101     2,923     156,043  SH     Sole               156,043     -         -
KNIGHT CAPITAL GROUP             CL A      499005106     2,928     184,824  SH     Sole               184,824
LAKELAND BANCORP INC             Common    511637100        75       5,559  SH     Sole                 5,559
LEGACY BANCORP                   CL A      52463G105     1,183      76,303  SH     Sole                76,303     -         -
MACKINAC FINANCIAL CORP          Common    554571109     3,148     340,000  SH     Sole               340,000
MEADOWBROOK INSURANCE            Common    58319P108     2,617     238,114  SH     Sole               238,114
MELLON BANK CORP                 Common    58551A108     4,547     105,395  SH     Sole               105,395
MONEYGRAM INTERNATIONAL          Common    60935Y109     2,736      98,574  SH     Sole                98,574
MORGAN STANLEY                   Common    617446448     7,376      93,646  SH     Sole                93,646
NASDAQ STOCK MARKET              Common    631103108     2,928     184,824  SH     Sole               184,824
NEWALLIANCE BANCSHARES INC       Common    650203102     3,643     224,755  SH     Sole               224,755
NESS TECHNOLOGIES INC            Common    64104X108     2,876     225,000  SH     Sole               225,000
PACIFIC MERCANTILE BANCORP       Common    694552100       101       7,116  SH     Sole                 7,116     -         -
PATRIOT NATIONAL BANCORP INC     Common    70336F104     1,621      72,053  SH     Sole                72,053
PEOPLES BANK                     Common    710198902     1,110      25,000  SH     Sole                25,000
PEOPLES COMMUNITY                Common    71086E107     7,282     432,183  SH     Sole               432,183
PHOENIX COMPANIES                Common    71902E109     1,560     112,377  SH     Sole               112,377
PLATINUM UNDERWRITER             Common    G7127P100     3,953     123,218  SH     Sole               123,218
PROGRESSIVE CORP                 Common    743315103     1,990      91,182  SH     Sole                91,182
R&G FINANCIAL CORP CL B          CL B      749136107       500     100,000  SH     Sole               100,000     -         -
SAFETY INSURANCE GROUP           Common    78648T100     2,076      51,754  SH     Sole                51,754
STERLING FINANCIAL               Common    859317109     3,472     111,313  SH     Sole               111,313
TOWER GROUP INC                  Common    891777104     4,076     126,506  SH     Sole               126,506
UNITED AMER INDEMNITY LTD        CL A      90933T109     3,444     148,431  SH     Sole               148,431
WESTFIELD FINANCIAL              Common    96008P104     2,158     201,305  SH     Sole               201,305
WESTERN UNION                    Common    959802109     6,400     291,551  SH     Sole               291,551
ZENITH NATIONAL INSURANCE CORP   Common    989390109     6,879     145,529  SH     Sole               145,529